Summary of Significant Accounting Policies: Reclassifications, Policy (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Reclassifications, Policy	(q)Reclassifications Certain reclassifications have been made to the prior year’s financial statements to conform to the current year’s presentation.